Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000011784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class A Shares)
Accumulated Value	$ 9,475		$ 9,578	$ 11,378	$ 12,954	$ 12,286	$ 9,277	$ 17,058	$ 16,451	$ 17,650	$ 20,423	$ 21,473
C000011786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class C Shares)
Accumulated Value	10,000		10,059	11,887	13,468	12,710	9,549	17,471	16,765	17,896	20,709	21,775
C000126246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,013,492	1,206,741	1,377,496	1,309,609	991,273	1,827,486	1,766,771	1,900,432	2,204,536	2,323,732
C000011783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class L Shares)
Accumulated Value	3,000,000		3,044,779	3,631,037	4,150,805	3,951,831	2,996,308	5,531,422	5,354,294	5,764,950	6,693,227	7,060,953
C000126247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R2 Shares)
Accumulated Value	10,000		10,083	11,948	13,569	12,837	9,670	17,735	17,056	18,244	21,044	22,056
C000177423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R3 Shares)
Accumulated Value	10,000		10,109	12,007	13,671	12,965	9,791	18,001	17,355	18,610	21,520	22,615
C000177424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R4 Shares)
Accumulated Value	10,000		10,135	12,067	13,773	13,095	9,914	18,272	17,662	18,986	22,009	23,186
C000177425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R5 Shares)
Accumulated Value	10,000		10,149	12,103	13,836	13,175	9,989	18,440	17,850	19,217	22,310	23,539
C000126248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,079,988	6,064,139	6,938,934	6,613,195	5,018,574	9,275,674	8,987,006	9,685,863	11,256,456	11,887,705
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,214	12,104	13,893	15,141	16,130	23,253	20,030	23,826	29,336	33,823
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	$ 10,000		$ 9,742	$ 12,163	$ 13,757	$ 12,899	$ 10,645	$ 18,445	$ 15,442	$ 16,370	$ 18,153	$ 19,158